ASSETS HELD FOR SALE AND DISPOSITIONS - Disposed properties and land (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2022
DISPOSITIONS
Sale price	$ 66,021	$ 36,800
10 Topolowa
DISPOSITIONS
Sale price	34,486
378 10 Hospodarsky Park, Ceske, Velenice
DISPOSITIONS
Sale price	$ 31,535
Noncontrolling interest, derecognized			$ 1,400